Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Description of property, plant and equipment	Property, plant and equipment is subsequently measured at cost less accumulated depreciation less any impairment losses
Depreciation method	Equipment is carried at cost less accumulated depreciation
Computer Equipment
Statement [Line Items]
Depreciation rate	30.00%